Capital Stock Transactions (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Mar. 31, 2017
Capital Stock Transactions [Abstract]
Stock repurchase program, amount authorized		$ 100.0
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 55.5